Segment Data (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of segment information - revenues from services, operating unit profit

Year Ended December 31	2015	2014	2013
Revenues from Services(a)
Americas:
United States(b)	$3,005.8	$3,086.4	$2,967.0
Other Americas	1,486.2	1,497.3	1,543.2
	4,492.0	4,583.7	4,510.2
Southern Europe:
France	4,661.3	5,351.6	5,284.9
Italy	1,226.1	1,178.8	1,087.6
Other Southern Europe	984.5	979.3	864.5
	6,871.9	7,509.7	7,237.0
Northern Europe	5,453.3	6,048.1	5,738.8
APME	2,239.1	2,327.1	2,447.7
Right Management	273.6	294.2	316.8
	$19,329.9	$20,762.8	$20,250.5
Operating Unit Profit
Americas:
United States	$143.8	$125.4	$99.8
Other Americas	57.0	56.2	43.9
	200.8	181.6	143.7
Southern Europe:
France	258.8	275.5	198.9
Italy	70.9	64.2	53.8
Other Southern Europe	25.1	22.0	11.9
	354.8	361.7	264.6
Northern Europe	159.5	198.1	139.7
APME	79.3	84.2	70.8
Right Management	38.3	33.5	20.4
	832.7	859.1	639.2
Corporate expenses	(111.0)	(105.8)	(93.2)
Intangible asset amortization expense(c)	(32.8)	(33.4)	(34.1)
Interest and other expenses	(28.2)	(38.3)	(36.4)
Earnings before income taxes	$660.7	$681.6	$475.5

(a) Further breakdown of revenues from services by geographical region was as follows:

Revenues from Services	2015	2014	2013
United States	$3,115.6	$3,190.6	$3,080.8
France	4,684.1	5,378.6	5,313.6
Italy	1,230.2	1,183.4	1,093.0
United Kingdom	2,118.4	2,168.6	1,884.5
Total Foreign	16,214.3	17,572.2	17,169.7

(b) The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which were $15.2, $16.1 and $15.2 for 2015, 2014 and 2013, respectively.
(c) Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Schedule of revenues from services by geographical region
Further breakdown of revenues from services by geographical region was as follows:

Revenues from Services	2015	2014	2013
United States	$3,115.6	$3,190.6	$3,080.8
France	4,684.1	5,378.6	5,313.6
Italy	1,230.2	1,183.4	1,093.0
United Kingdom	2,118.4	2,168.6	1,884.5
Total Foreign	16,214.3	17,572.2	17,169.7

Schedule of segment information - depreciation and amortization expense, earnings from equity investment, total assets, equity investments, long-lived assets and additions to long-lived assets

Year Ended December 31	2015	2014	2013
Depreciation and Amortization Expense
Americas:
United States	$9.3	$9.4	$12.3
Other Americas	2.9	4.1	4.5
	12.2	13.5	16.8
Southern Europe:
France	10.1	13.0	14.1
Italy	1.9	2.4	2.6
Other Southern Europe	2.3	2.2	2.2
	14.3	17.6	18.9
Northern Europe	9.8	11.2	14.0
APME	4.7	4.4	4.8
Right Management	3.7	3.6	4.3
Corporate expenses	0.2	0.1	1.4
Amortization of intangible assets(a)	32.8	33.4	34.1
	$77.7	$83.8	$94.3
Earnings from Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	0.4	0.4	0.3
Italy	—	—	—
Other Southern Europe	—	—	—
	0.4	0.4	0.3
Northern Europe	7.6	2.6	6.9
APME	—	—	—
Right Management	—	—	—
	$8.0	$3.0	$7.2

(a) Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses and shown separately.

Year Ended December 31	2015	2014	2013
Total Assets(a)
Americas:
United States	$1,708.5	$1,532.7	$1,476.3
Other Americas	304.9	284.1	266.9
	2,013.4	1,816.8	1,743.2
Southern Europe:
France	1,926.3	1,922.7	1,950.3
Italy	267.1	230.0	218.3
Other Southern Europe	238.1	218.4	209.1
	2,431.5	2,371.1	2,377.7
Northern Europe	1,444.2	1,862.6	1,951.8
APME	533.7	501.4	466.7
Right Management	143.9	139.1	134.4
Corporate(b)	950.8	490.2	612.8
	$7,517.5	$7,181.2	$7,286.6
Equity Investments
Americas:
United States	$—	$—	$3.0
Other Americas	—	—	—
	—	—	3.0
Southern Europe:
France	—	0.7	0.4
Italy	0.2	0.2	—
Other Southern Europe	—	—	—
	0.2	0.9	0.4
Northern Europe	137.7	131.1	136.5
APME	—	0.3	0.3
Right Management	—	—	—
	$137.9	$132.3	$140.2

(a) In connection with the adoption in the third quarter of 2015 of the new accounting guidance on debt issuance costs, we have reclassified certain amounts in prior-period financial statements to conform to the current period's presentation. In our Consolidated Balance Sheets, we have reclassified debt issuance costs associated with our long-term debt from other assets to long-term debt (see Note 7 to the Consolidated Financial Statements).
(b) Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Year Ended December 31	2015	2014	2013
Long-lived Assets(a)
Americas:
United States	$26.0	$25.4	$25.8
Other Americas	7.3	8.3	10.4
	33.3	33.7	36.2
Southern Europe:
France	39.2	44.6	56.3
Italy	4.7	4.7	6.5
Other Southern Europe	11.8	11.1	10.3
	55.7	60.4	73.1
Northern Europe	32.9	29.0	30.6
APME	19.4	20.6	19.2
Right Management	10.5	10.6	11.3
Corporate	0.4	0.1	0.2
	$152.2	$154.4	$170.6
Additions to Long-Lived Assets
Americas:
United States	$10.1	$9.1	$6.0
Other Americas	2.4	3.9	4.8
	12.5	13.0	10.8
Southern Europe:
France	10.3	7.8	10.7
Italy	2.4	1.3	1.9
Other Southern Europe	4.1	4.8	3.7
	16.8	13.9	16.3
Northern Europe	13.4	13.6	8.8
APME	4.5	7.9	4.3
Right Management	4.7	3.6	4.5
Corporate	0.4	—	—
	$52.3	$52.0	$44.7

(a) Further breakdown of long-lived assets by geographical region was as follows:

Long-Lived Assets	2015	2014	2013
United States	$32.3	$30.2	$30.6
France	40.4	46.0	57.8
Italy	4.7	4.7	6.5
United Kingdom	10.3	10.3	7.4
Total Foreign	119.9	124.2	140.0

Schedule of long-lived assets by geographical region
Further breakdown of long-lived assets by geographical region was as follows:

Long-Lived Assets	2015	2014	2013
United States	$32.3	$30.2	$30.6
France	40.4	46.0	57.8
Italy	4.7	4.7	6.5
United Kingdom	10.3	10.3	7.4
Total Foreign	119.9	124.2	140.0